Note 16 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense	$ 1,601,000	$ 1,899,000	$ 2,106,000
Minimum [Member]
Long-term Purchase Commitment, Period	1 year
Maximum [Member]
Long-term Purchase Commitment, Period	3 years